Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 70.6%
Debt Funds - 23.1%
iShares 1-3 Year Treasury Bond ETF, Class 3	149,433	$12,951,358
iShares 20+ Year Treasury Bond ETF	34,743	5,731,553
iShares 3-7 Year Treasury Bond ETF, Class 7	125,936	16,792,306
iShares Short Treasury Bond ETF	133,035	14,769,546
Total Debt Funds		50,244,763
Equity Funds - 47.5%
iShares Core MSCI EAFE ETF	527,651	26,324,508
iShares Core MSCI Emerging Markets ETF	49,660	2,009,740
iShares Core S&P U.S. Growth ETF	509,842	29,106,880
iShares Core S&P U.S. Value ETF	376,627	17,392,635
iShares Edge MSCI Min Vol Global ETF	151,465	12,168,698
iShares Edge MSCI USA Momentum Factor ETF	39,364	4,191,479
iShares Edge MSCI USA Quality Factor ETF	153,735	12,458,684
Total Equity Funds		103,652,624
Total Exchange Traded Funds (Cost - $166,798,376)		153,897,387
Variable Insurance Trusts - 20.9%
Asset Allocation Fund - 20.9%
BlackRock Global Allocation VI Fund, Class I (Cost - $45,781,504)	3,048,805	45,701,591
Short-Term Investments - 3.6%
Money Market Funds - 3.6%
Dreyfus Government Cash Management, 0.29%(a)	7,581,823	7,581,823
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a)	220,311	220,311
Total Short-Term Investments (Cost - $7,802,134)		7,802,134
Total Investments - 95.1% (Cost - $220,382,014)		$207,401,112
Other Assets Less Liabilities - Net 4.9%		10,678,329
Total Net Assets - 100.0%		$218,079,441

(a)    The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	21	6/19/2020	$1,204,980	$(1,118)
MSCI EAFE Future	Goldman Sachs & Co.	343	6/19/2020	26,741,995	(1,975,505)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	135	6/19/2020	5,689,575	(41,490)
S&P 500 E-Mini Future	Goldman Sachs & Co.	403	6/19/2020	51,779,455	1,400,388
S&P MID 400 Future	Goldman Sachs & Co.	32	6/19/2020	4,600,960	(207,590)
Total Net Unrealized Depreciation on Futures contracts					$(825,315)